United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2012

Date of Reporting Period: Six months ended 09/30/11

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2011

Share Class	Ticker
Investment	TFIXX
Service*	TFSXX

*formerly, Institutional Service Shares

Tax-Free Money Market Fund

A Portfolio of Money Market Obligations Trust

Portfolio of Investments Summary Tables (unaudited)

At September 30, 2011, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	77.7%
Municipal Notes	14.7%
Commercial Paper	6.4%
Other Assets and Liabilities — Net[2]	1.2%
TOTAL	100.0%

At September 30, 2011, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.1%
8-30 Days	2.0%
31-90 Days	4.0%
91-180 Days	4.0%
181 Days or more	9.7%
Other Assets and Liabilities — Net[2]	1.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report

Portfolio of Investments

September 30, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 98.8%[1]
		Alabama – 1.0%
$24,600,000		Huntsville, AL Randolph School Educational Building Authority, (Series 2008) Weekly VRDNs (Randolph School)/(Compass Bank, Birmingham LOC), 0.430%, 10/6/2011	24,600,000
3,130,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.160%, 10/6/2011	3,130,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 10/5/2011	10,000,000
		TOTAL	37,730,000
		Alaska – 1.8%
8,405,000	[2,3]	Alaska State Housing Finance Corp., SPEARs (Series DB-507) Weekly VRDNs (Deutsche Bank AG LIQ), 0.180%, 10/6/2011	8,405,000
42,600,000		Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.200%, 10/5/2011	42,600,000
17,500,000		Valdez, AK Marine Terminal, (Series 2002) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.110%, 10/5/2011	17,500,000
		TOTAL	68,505,000
		Arizona – 1.1%
6,120,000		Ak-Chin Indian Community, AZ, (Series 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.260%, 10/6/2011	6,120,000
435,000		Arizona Health Facilities Authority, (Series 2000) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 10/6/2011	435,000
8,000,000	[2,3]	Arizona State Transportation Board, P-FLOATs (Series MT-726) Weekly VRDNs (Maricopa County, AZ Regional Area Road Fund)/(Bank of America N.A. LIQ), 0.220%, 10/6/2011	8,000,000
6,200,000	[2,3]	BlackRock MuniYield Arizona Fund, Inc., (373 Series W-7 VRDP Shares) Weekly VRDPs, (GTD by Citibank NA, New York), 0.300%, 10/6/2011	6,200,000
14,000,000	[2,3]	Mesa, AZ Utility System, Clipper Floater Certificates (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.160%, 10/6/2011	14,000,000
5,880,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.360%, 10/6/2011	5,880,000
		TOTAL	40,635,000
Semi-Annual Shareholder Report

Principal Amount		Value
	Arkansas – 0.2%
$8,000,000	Fort Smith, AR Tax Exempt Recovery Zone Facility, (Series 2010) Weekly VRDNs (Mitsubishi Power Systems Americas)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.190%, 10/6/2011	8,000,000
	California – 12.7%
7,685,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank N.V. LOC), 0.210%, 10/6/2011	7,685,000
13,365,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008) Weekly VRDNs (NorthBay Healthcare Group)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 10/6/2011	13,365,000
8,800,000	California Enterprise Development Authority, (Series 2010) (Frank-Lin Distillers Products, Ltd. project) Weekly VRDNs (The LBM Partnership, LP)/(Wells Fargo Bank, N.A. LOC), 0.190%, 10/6/2011	8,800,000
12,200,000	California Enterprise Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Regional Properties, Inc.)/(FHLB of San Francisco LOC), 0.210%, 10/6/2011	12,200,000
16,000,000	California Health Facilities Financing Authority, (Series 2006E), 0.35% CP (Kaiser Permanente), Mandatory Tender 3/8/2012	16,000,000
8,450,000	California PCFA, (Series 2009A) Weekly VRDNs (Garden City Sanitation, Inc.)/(Union Bank, N.A. LOC), 0.190%, 10/5/2011	8,450,000
3,335,000	California PCFA, (Series 2009A) Weekly VRDNs (MarBorg Industries)/(Union Bank, N.A. LOC), 0.190%, 10/5/2011	3,335,000
20,000,000	California State, (Series 2005B-6) Daily VRDNs (KBC Bank N.V. LOC), 0.230%, 10/3/2011	20,000,000
38,135,000	California State, (Series A-2), 2.00% RANs, 6/26/2012	38,582,971
10,976,000	California State, GO Tax Exempt Notes, 0.32% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 10/6/2011	10,976,000
24,000,000	California State, GO Tax Exempt Notes, 0.35% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 10/6/2011	24,000,000
29,000,000	California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 10/5/2011	29,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
$10,000,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 10/6/2011	10,000,000
6,600,000		California Statewide Communities Development Authority MFH, (2010 Series D: Lincoln Walk Apartments) Weekly VRDNs (Lincoln Walk Studios, LP)/(PNC Bank, N.A. LOC), 0.160%, 10/6/2011	6,600,000
82,500,000		California Statewide Communities Development Authority, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.150%, 10/6/2011	82,500,000
19,350,000	[2,3]	California Statewide Communities Development Authority, P-FLOATs (Series MT-387) Weekly VRDNs (FHLMC LIQ)/(FHLMC LOC), 0.260%, 10/6/2011	19,350,000
36,895,000	[2,3]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.180%, 10/6/2011	36,895,000
10,000,000		Los Angeles County, CA, (Series A), 2.50% TRANs, 2/29/2012	10,089,357
20,000,000		Los Angeles County, CA, (Series B), 2.50% TRANs, 3/30/2012	20,213,355
10,000,000		Los Angeles County, CA, (Series C), 2.50% TRANs, 6/29/2012	10,155,429
7,000,000		Los Angeles, CA, (2011 Series C), 2.50% TRANs, 4/30/2012	7,087,672
9,015,000	[2,3]	Manteca, CA USD, SPEARs (Series DBE-330) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.210%, 10/6/2011	9,015,000
26,000,000	[2,3]	Nuveen California Select Quality Municipal Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.280%, 10/6/2011	26,000,000
17,285,000	[2,3]	Palomar, CA CCD, Stage Trust (Series 2008-18C), 0.23% TOBs (Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 1/26/2012	17,285,000
10,480,000	[2,3]	Rancho Santiago, CA CCD, SPEARs (Series DB-363) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.180%, 10/6/2011	10,480,000
7,805,000	[2,3]	San Bernardino, CA CCD, SPEARs (Series DBE-303) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.210%, 10/6/2011	7,805,000
15,000,000	[2,3]	San Diego, CA Housing Authority, P-FLOATs (Series PT-501) Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(GTD by FHLMC)/(FHLMC LIQ), 0.190%, 10/6/2011	15,000,000
6,560,000	[2,3]	William S. Hart, CA Union High School District, ROCs (Series 648WFZ) Weekly VRDNs (GTD by Wells Fargo & Co.)/ (Wells Fargo & Co. LIQ), 0.190%, 10/6/2011	6,560,000
		TOTAL	487,429,784
Semi-Annual Shareholder Report

Principal Amount			Value
		Colorado – 0.0%
$1,430,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Servies, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 10/6/2011	1,430,000
330,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 0.550%, 10/6/2011	330,000
		TOTAL	1,760,000
		Connecticut – 1.8%
12,600,000		Connecticut Development Authority, (Series 1999), 0.65% CP (New England Power Co.), Mandatory Tender 10/13/2011	12,600,000
2,000,000	[2,3]	Connecticut Health and Educational Facilities Authority, Austin Floater Certificates (Series 2008-1086) Weekly VRDNs (Yale University)/(Bank of America N.A. LIQ), 0.220%, 10/6/2011	2,000,000
1,155,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Central Connecticut Coast YMCA)/(RBS Citizens Bank N.A. LOC), 0.210%, 10/6/2011	1,155,000
2,000,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Williams School)/(RBS Citizens Bank N.A. LOC), 0.210%, 10/7/2011	2,000,000
1,500,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.170%, 10/5/2011	1,500,000
8,400,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 10/6/2011	8,400,000
16,100,000		Connecticut State HEFA, (Series M) Weekly VRDNs (St. Raphael Hospital)/(KBC Bank N.V. LOC), 0.340%, 10/5/2011	16,100,000
6,180,000		Connecticut State HFA, (2011 Series A), 0.30% TOBs, Mandatory Tender 7/25/2012	6,180,000
5,110,000		Connecticut State, (2001 Series A) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.300%, 10/6/2011	5,110,000
8,500,000		Hartford, CT, 2.00% BANs, 4/12/2012	8,561,747
6,200,000		New Britain, CT, 2.00% BANs, 3/28/2012	6,239,132
		TOTAL	69,845,879
		District of Columbia – 0.7%
27,000,000		District of Columbia, (Series 2009A), 0.25% CP (National Academy of Sciences)/(Bank of America N.A. LOC), Mandatory Tender 10/4/2011	27,000,000
		Florida – 4.0%
7,630,000	[2,3]	Clipper Tax-Exempt Trust (Florida Non-AMT)/(Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.160%, 10/6/2011	7,630,000
4,350,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.340%, 10/7/2011	4,350,000
Semi-Annual Shareholder Report

Principal Amount			Value
$10,000,000	[2,3]	Highlands County, FL Health Facilities Authority, Stage Trust (Series 2009-84C), 0.36% TOBs (Adventist Health System/Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/17/2011	10,000,000
10,370,000	[2,3]	JEA, FL Water & Sewer System, Stage Trust (Series 2010-6C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.170%, 10/6/2011	10,370,000
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 1.080%, 10/6/2011	3,800,000
13,390,000	[2,3]	Lakeland, FL Energy Systems, Stage Trust (Series 2010-24C), 0.38% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/20/2011	13,390,000
11,615,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.370%, 10/5/2011	11,615,000
3,350,000		Orange County, FL IDA, (Series 2004) Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 0.370%, 10/5/2011	3,350,000
14,350,000		Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 0.370%, 10/5/2011	14,350,000
13,450,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2011A), 0.270%, 10/6/2011	13,450,000
6,425,000		Pinellas County, FL Health Facility Authority, (Series 2004) Daily VRDNs (Bayfront Obligated Group)/(SunTrust Bank LOC), 0.260%, 10/3/2011	6,425,000
25,000,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.170%, 10/3/2011	25,000,000
7,765,000	[2,3]	St. Petersburg, FL HFA, Stage Trust (Series 2009-14C), 0.23% TOBs (All Children's Hospital)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 1/26/2012	7,765,000
20,510,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.340%, 10/7/2011	20,510,000
		TOTAL	152,005,000
		Georgia – 5.5%
40,000,000		Bartow County, GA Development Authority, (First Series 2009) Weekly VRDNs (Georgia Power Co.), 0.220%, 10/5/2011	40,000,000
15,000,000		Burke County, GA Development Authority, (First Series 2009) Daily VRDNs (Georgia Power Co.), 0.250%, 10/3/2011	15,000,000
71,000,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.250%, 10/3/2011	71,000,000
10,125,000		Coweta County, GA Development Authority, (First Series 2006) Daily VRDNs (Georgia Power Co.), 0.270%, 10/3/2011	10,125,000
Semi-Annual Shareholder Report

Principal Amount			Value
$12,700,000		DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Wood Crow Terrace Associates, LP)/(Wells Fargo Bank, N.A. LOC), 0.190%, 10/6/2011	12,700,000
13,000,000		DeKalb County, GA School District, 1.00% TANs, 12/29/2011	13,018,319
41,475,000		Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.250%, 10/3/2011	41,475,000
7,000,000		Oglethorpe Power Corp. Scherer Project, (First Series 1995), 0.80% TOBs (Georgia Power Co.), Mandatory Tender 6/21/2012	7,000,000
880,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.300%, 10/6/2011	880,000
		TOTAL	211,198,319
		Illinois – 5.0%
6,230,000	[2,3]	Chicago, IL Board of Education, PUTTERs (Series 2997) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.180%, 10/6/2011	6,230,000
4,795,000	[2,3]	Chicago, IL Board of Education, SPEARs (Series DB-338) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.210%, 10/6/2011	4,795,000
9,190,000		Chicago, IL MFH Revenue Weekly VRDNs (St. Luke Renaissance)/(BMO Harris Bank, N.A. LOC), 0.260%, 10/6/2011	9,190,000
39,800,000		Chicago, IL O'Hare International Airport, General Airport Second Lein Revenue Bonds, (Series 1994C) Weekly VRDNs (Societe Generale, Paris LOC), 0.280%, 10/5/2011	39,800,000
6,980,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.500%, 10/6/2011	6,980,000
55,000		Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (North Park University)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 10/5/2011	55,000
5,100,000		Illinois Development Finance Authority, Revenue Bonds (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.240%, 10/6/2011	5,100,000
4,500,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds (Series 2011B), 0.280%, 10/6/2011	4,500,000
41,915,000		Illinois Finance Authority, (Series 1999 C) Weekly VRDNs (Resurrection Health Care Corp.)/(Bank of America N.A. LOC), 0.230%, 10/6/2011	41,915,000
13,250,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Lawrence Hall Youth Services)/(Fifth Third Bank, Cincinnati LOC), 0.340%, 10/7/2011	13,250,000
4,500,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Saint Xavier University)/(Bank of America N.A. LOC), 0.230%, 10/6/2011	4,500,000
12,300,000		Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.190%, 10/5/2011	12,300,000
Semi-Annual Shareholder Report

Principal Amount			Value
$22,775,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.160%, 10/6/2011	22,775,000
4,500,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3) Weekly VRDNs (FHLB of Chicago LIQ), 0.150%, 10/5/2011	4,500,000
13,755,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, Austin Floater Certificates (Series 2008-3007X) Weekly VRDNs (Bank of America N.A. LIQ), 0.250%, 10/6/2011	13,755,000
365,000		Upper Illinois River Valley Development Authority, (Series 2001) Weekly VRDNs (Tri-Con Materials, Inc.)/(Citibank NA, New York LOC), 1.100%, 10/6/2011	365,000
		TOTAL	190,010,000
		Indiana – 2.4%
10,165,000		Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.340%, 10/7/2011	10,165,000
11,000,000		Bartholomew Consolidated School Corp., IN, 2.15% TANs, 12/30/2011	11,030,883
8,850,000		Bluffton, IN EDRB, (Series 2002) Weekly VRDNs (Kroger Co.)/(Bank of Nova Scotia, Toronto LOC), 0.230%, 10/6/2011	8,850,000
9,500,000		Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/(Bank of Nova Scotia, Toronto LOC), 0.230%, 10/6/2011	9,500,000
4,400,000		Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.340%, 10/6/2011	4,400,000
3,250,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.400%, 10/5/2011	3,250,000
17,060,000	[2,3]	Indianapolis, IN Local Public Improvement Bond Bank, ROCs (Series 11895X) Waterworks Project Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.280%, 10/6/2011	17,060,000
4,035,000		Jasper County, IN EDA, (Series 2010B) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.160%, 10/6/2011	4,035,000
19,310,000		Lawrence, IN Economic Development Revenue Board, (Series 2002) Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.340%, 10/6/2011	19,310,000
3,500,000		Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 0.340%, 10/6/2011	3,500,000
		TOTAL	91,100,883
		Iowa – 1.1%
270,000		Iowa Finance Authority, (Series 1998) Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank, N.A. LOC), 0.350%, 10/6/2011	270,000
27,685,000		Iowa Finance Authority, (Series 2006A) Weekly VRDNs (Pointe at Cedar Rapids LLC)/(BMO Harris Bank, N.A. LOC), 0.190%, 10/6/2011	27,685,000
Semi-Annual Shareholder Report

Principal Amount			Value
$15,000,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.200%, 10/6/2011	15,000,000
500,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.150%, 10/6/2011	500,000
		TOTAL	43,455,000
		Kentucky – 1.8%
9,860,000		Carroll County, KY, (Series 2001) Weekly VRDNs (North American Stainless, LP)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 10/7/2011	9,860,000
25,070,000		Georgetown, KY, (Series 2006) Weekly VRDNs (Georgetown College)/(Fifth Third Bank, Cincinnati LOC), 0.340%, 10/7/2011	25,070,000
1,940,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 10/6/2011	1,940,000
16,635,000		Kentucky Housing Corp., (2005 Series L) Weekly VRDNs (BNP Paribas SA LIQ), 0.500%, 10/5/2011	16,635,000
15,425,000		Kentucky Housing Corp., (2006 Series C) Weekly VRDNs (BNP Paribas SA LIQ), 0.500%, 10/5/2011	15,425,000
100,000		Muhlenberg County, KY, (Series 1997) Weekly VRDNs (Plastic Products Co.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 10/6/2011	100,000
		TOTAL	69,030,000
		Louisiana – 2.9%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.300%, 10/5/2011	25,000,000
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(PNC Bank, N.A. LOC), 0.210%, 10/6/2011	3,000,000
12,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2002) Weekly VRDNs (Isidore Newman School)/(FHLB of Dallas LOC), 0.210%, 10/5/2011	12,000,000
4,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.210%, 10/5/2011	4,000,000
11,520,000		Louisiana Local Government Environmental Facilities CDA, (Series 2007A) Weekly VRDNs (St. James Place of Baton Rouge)/(Bank of America N.A. LOC), 0.220%, 10/6/2011	11,520,000
30,575,000	[2,3]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.160%, 10/6/2011	30,575,000
23,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.250%, 10/6/2011	23,500,000
		TOTAL	109,595,000
		Maine – 0.2%
7,095,000		Maine Finance Authority, (Series 2002) Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 0.230%, 10/6/2011	7,095,000
Semi-Annual Shareholder Report

Principal Amount			Value
		Maryland – 1.9%
$20,000,000		Maryland Health and Higher Educational Facilities Authority, (Series 2007D), 0.30% CP (Johns Hopkins Hospital), Mandatory Tender 12/1/2011	20,000,000
20,000,000		Maryland Health and Higher Educational Facilities Authority, (Series 2007D), 0.35% CP (Johns Hopkins Hospital), Mandatory Tender 12/6/2011	20,000,000
10,000,000		Maryland Health and Higher Educational Facilities Authority, (Series 2008E), 0.25% CP (Johns Hopkins Health System)/(Bank of America N.A. LOC), Mandatory Tender 12/1/2011	10,000,000
3,247,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.220%, 10/4/2011	3,247,500
11,325,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997) Weekly VRDNs (Stella Maris, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.170%, 10/5/2011	11,325,000
4,940,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2004: French International School) Weekly VRDNs (La Fondation Du Lycee Francais International De Washington)/(SunTrust Bank LOC), 0.370%, 10/5/2011	4,940,000
5,400,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.200%, 10/3/2011	5,400,000
		TOTAL	74,912,500
		Massachusetts – 6.2%
1,725,000		Boston, MA IDFA, (Series 2006A) Weekly VRDNs (Fenway Community Health Center)/(Sovereign Bank LOC), 0.280%, 10/5/2011	1,725,000
16,095,000		Boston, MA IDFA, (Series 2006B) Weekly VRDNs (Fenway Community Health Center)/(Sovereign Bank LOC), 0.280%, 10/5/2011	16,095,000
8,480,000	[2,3]	Boston, MA Water & Sewer Commission, Municipal Securities Trust Receipts (Series 1996-SG-75) Weekly VRDNs (Societe Generale, Paris LIQ), 0.540%, 10/6/2011	8,480,000
12,155,000	[2,3]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.170%, 10/5/2011	12,155,000
3,500,000	[2,3]	Commonwealth of Massachusetts, P-FLOATs (Series MT-723) Weekly VRDNs (Bank of America N.A. LIQ), 0.220%, 10/6/2011	3,500,000
12,167,977		Framingham, MA, 3.00% BANs, 6/15/2012	12,401,372
5,000,000		Malden, MA, 1.25% BANs, 9/28/2012	5,034,515
4,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, MVRENs, 7 Month Window (Series 2010A), 0.250%, 10/6/2011	4,000,000
5,000,000		Massachusetts Development Finance Agency, (Issue 4), 0.35% CP (FHLB of Boston LOC), Mandatory Tender 10/3/2011	5,000,000
11,042,000		Massachusetts Development Finance Agency, (Issue 4), 0.35% CP (FHLB of Boston LOC), Mandatory Tender 12/1/2011	11,042,000
Semi-Annual Shareholder Report

Principal Amount			Value
$5,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.65% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 10/20/2011	5,000,000
1,525,000		Massachusetts Development Finance Agency, (Series 2004), 0.65% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 10/20/2011	1,525,000
4,770,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Abby Kelley Foster Charter Public School)/(TD Bank, N.A. LOC), 0.150%, 10/6/2011	4,770,000
38,700,000		Massachusetts Development Finance Agency, (Series U-2) Weekly VRDNs (Boston University)/(BNP Paribas SA LOC), 0.300%, 10/6/2011	38,700,000
11,200,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.170%, 10/7/2011	11,200,000
19,465,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.240%, 10/6/2011	19,465,000
14,020,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/ (FHLB of Boston LOC), 0.170%, 10/6/2011	14,020,000
9,325,000	[2,3]	Massachusetts HEFA, P-FLOATs (Series PT-4663) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.220%, 10/6/2011	9,325,000
2,390,000		Massachusetts IFA, (Series 1998) Weekly VRDNs (Barbour Corporation)/(RBS Citizens Bank N.A. LOC), 0.480%, 10/5/2011	2,390,000
5,500,000		Massachusetts IFA, (Series 1998B) Weekly VRDNs (Groton School)/(U.S. Bank, N.A. LIQ), 0.140%, 10/6/2011	5,500,000
5,405,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Banco Santander, S.A. LOC), 0.360%, 10/5/2011	5,405,000
4,500,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.140%, 10/5/2011	4,500,000
10,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 10/6/2011	10,000,000
9,585,000		Massachusetts State Development Finance Agency, (Series 2007) Weekly VRDNs (Hillside School)/(Banco Santander, S.A. LOC), 0.280%, 10/6/2011	9,585,000
6,000,000		Massachusetts State HFA, (Series A) Weekly VRDNs (Bank of America N.A. LOC), 0.250%, 10/5/2011	6,000,000
3,500,000		Methuen, MA, 1.50% BANs, 5/18/2012	3,518,555
6,000,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), (Series 2011-2), 0.250%, 10/6/2011	6,000,000
		TOTAL	236,336,442
Semi-Annual Shareholder Report

Principal Amount			Value
		Michigan – 2.3%
$21,900,000	[2,3]	BlackRock MuniYield Michigan Quality Fund, Inc., (1,446 Series W-7) Weekly VRDPs, (GTD by Citibank NA, New York), 0.300%, 10/6/2011	21,900,000
9,840,000	[2,3]	Detroit, MI City School District, P-FLOATs (Series PA-997R) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.370%, 10/6/2011	9,840,000
20,000,000		Kent Hospital Finance Authority, MI, (Series 2008B-2) Weekly VRDNs (Spectrum Health)/(Landesbank Baden-Wurttemberg LIQ), 0.450%, 10/5/2011	20,000,000
8,600,000		Michigan State Hospital Finance Authority, Healthcare Equipment Loan Program Bonds (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.330%, 10/5/2011	8,600,000
13,150,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (Diocese of Grand Rapids)/(Fifth Third Bank, Cincinnati LOC), 0.340%, 10/7/2011	13,150,000
16,900,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.340%, 10/6/2011	16,900,000
		TOTAL	90,390,000
		Mississippi – 1.1%
10,000,000		Mississippi Business Finance Corp., (Series 2007A) Weekly VRDNs (PSL-North America LLC)/(Wells Fargo Bank, N.A. LOC), 0.170%, 10/6/2011	10,000,000
22,050,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(FHLB of Atlanta LOC), 0.170%, 10/6/2011	22,050,000
5,060,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC), 0.210%, 10/6/2011	5,060,000
7,240,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.240%, 10/6/2011	7,240,000
		TOTAL	44,350,000
		Missouri – 0.9%
10,000,000		Buchanan County, MO Solid Waste Disposal, (Series 2009B) Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 0.190%, 10/6/2011	10,000,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.190%, 10/6/2011	26,000,000
		TOTAL	36,000,000
		Multi-State – 5.9%
3,535,000	[2,3]	Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.220%, 10/6/2011	3,535,000
65,600,000	[2,3]	BlackRock Muni Intermediate Duration Fund, Inc., (2871 Series W-7) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.290%, 10/6/2011	65,600,000
Semi-Annual Shareholder Report

Principal Amount			Value
$6,000,000	[2,3]	BlackRock MuniYield Investment Fund, (594 Series W-7 VRDP Shares) Weekly VRDPs, (GTD by Citibank NA, New York), 0.300%, 10/6/2011	6,000,000
3,500,000	[2,3]	BlackRock MuniYield Quality Fund III, Inc., (3,564 Series W-7 VRDP Shares) Weekly VRDPs, (GTD by Citibank NA, New York), 0.300%, 10/6/2011	3,500,000
3,945,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.210%, 10/6/2011	3,945,000
23,975,000		FHLMC, (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.210%, 10/6/2011	23,975,000
6,600,000	[2,3]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.290%, 10/6/2011	6,600,000
50,000,000	[2,3]	Nuveen Municipal Advantage Fund, Inc., (Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.290%, 10/6/2011	50,000,000
25,000,000	[2,3]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.350%, 10/6/2011	25,000,000
25,000,000	[2,3]	Nuveen Quality Income Municipal Fund, Inc., (3884 Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.290%, 10/6/2011	25,000,000
15,000,000	[2,3]	Nuveen Select Quality Municipal Fund, Inc., (2,525 Series 1) Weekly VRDPs, (GTD by Barclays Bank PLC), 0.310%, 10/6/2011	15,000,000
		TOTAL	228,155,000
		Nebraska – 0.8%
23,000,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.160%, 10/6/2011	23,000,000
1,450,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(U.S. Bank, N.A. LOC), 0.460%, 10/6/2011	1,450,000
4,880,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.210%, 10/6/2011	4,880,000
		TOTAL	29,330,000
		Nevada – 0.5%
8,000,000		Clark County, NV, Highway Revenue (Motor Vehicle Fuel Tax) (Series 2008A), 0.50% CP (BNP Paribas SA LOC), Mandatory Tender 10/21/2011	8,000,000
11,010,000		Reno, NV Hospital Revenue Bonds, (Series 2008A) Weekly VRDNs (Renown Regional Medical Center)/(Union Bank, N.A. LOC), 0.150%, 10/5/2011	11,010,000
		TOTAL	19,010,000
		New Hampshire – 0.1%
4,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.65% CP (New England Power Co.), Mandatory Tender 10/13/2011	4,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		New Jersey – 2.9%
$4,885,000		Cedar Grove Township, NJ, 2.00% BANs, 2/22/2012	4,899,262
6,720,000	[2,3]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/ (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.160%, 10/6/2011	6,720,000
8,860,000		Edison Township, NJ, 1.25% BANs, 8/31/2012	8,908,333
2,925,000		Fanwood, NJ, 1.75% BANs, 2/21/2012	2,931,791
4,400,000		Freehold Township, NJ, 1.50% BANs, 12/21/2011	4,406,777
4,308,750		Haddonfield, NJ, 1.00% BANs, 3/30/2012	4,318,282
4,161,977		Haddonfield, NJ, 1.50% BANs, 3/30/2012	4,175,644
9,100,000		Montclair Township, NJ, 1.50% BANs, 3/9/2012	9,119,666
8,895,000	[2,3]	New Jersey Housing & Mortgage Finance Agency, P-FLOATs (Series PT-4661) Weekly VRDNs (Bank of America N.A. LIQ), 0.220%, 10/6/2011	8,895,000
15,000,000	[2,3]	Nuveen New Jersey Investment Quality Municipal Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.300%, 10/6/2011	15,000,000
20,000,000	[2,3]	Nuveen New Jersey Premium Income Municipal Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.300%, 10/6/2011	20,000,000
14,121,352		Paramus, NJ, 1.25% BANs, 2/24/2012	14,149,332
7,100,000		Readington Township, NJ, 1.50% BANs, 2/2/2012	7,123,011
		TOTAL	110,647,098
		New Mexico – 0.0%
2,000,000		Albuquerque, NM IDRB, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 10/6/2011	2,000,000
		New York – 8.0%
20,000,000		Amsterdam, NY Enlarged City School District, 1.50% BANs, 6/29/2012	20,110,584
19,000,000		Binghamton, NY City School District, (Series 2011D), 1.25% BANs, 7/26/2012	19,088,191
12,350,000		Binghamton, NY City School District, (Series 2011E), 0.75% BANs, 12/29/2011	12,359,002
40,200,000	[2,3]	BlackRock MuniYield New York Quality Fund, Inc., (2,477 Series W-7) Weekly VRDPs, (GTD by Citibank NA, New York), 0.280%, 10/6/2011	40,200,000
5,000,000		Brewster, NY CSD, 0.75% BANs, 10/27/2011	5,000,818
9,530,997		Forestville, NY CSD, 1.50% BANs, 7/12/2012	9,576,593
5,000,000		Haverstraw, NY, (Series 2011A), 1.50% BANs, 3/9/2012	5,017,359
7,959,947		Ithaca, NY, (Series 2011B), 1.50% BANs, 8/3/2012	8,014,259
8,089,011		Liverpool, NY CSD, (Series 2011A), 1.25% BANs, 6/15/2012	8,134,420
15,000,000		MTA Dedicated Tax Fund, (Series 2008B-4) Weekly VRDNs (KBC Bank N.V. LOC), 0.290%, 10/6/2011	15,000,000
3,295,000		McGraw, NY CSD, 1.50% BANs, 7/6/2012	3,307,417
13,900,000		Middletown, NY City School District, 1.00% BANs, 9/27/2012	13,964,142
Semi-Annual Shareholder Report

Principal Amount			Value
$11,000,000		Mineola, NY Union Free School District, 1.50% TANs, 6/29/2012	11,072,991
3,000,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008D-1) Weekly VRDNs (Bank of America N.A. LIQ), 0.250%, 10/5/2011	3,000,000
15,000,000		Nassau County, NY, 2.00% TANs, 10/15/2011	15,004,385
35,000,000		New York Liberty Development Corporation, (Series A-1), 0.35% TOBs (World Trade Center)/(GTD by United States Treasury), Mandatory Tender 11/1/2011	35,000,000
20,000,000		New York State Thruway Authority, (Series 2011A), 2.00% BANs, 7/12/2012	20,255,953
31,000,000	[2,3]	Nuveen New York Quality Income Municipal Fund, Inc., (1617 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.280%, 10/6/2011	31,000,000
12,000,000		Rochester, NY, (Series 2011-I), 1.25% BANs, 2/21/2012	12,033,188
10,100,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-3) Weekly VRDNs (Bank of America N.A. LIQ), 0.200%, 10/6/2011	10,100,000
8,000,000		Whitesboro, NY CSD, 1.00% BANs, 6/15/2012	8,009,812
		TOTAL	305,249,114
		North Carolina – 3.5%
4,000,000		Charlotte, NC, 0.22% CP (Bank of America N.A. LIQ), Mandatory Tender 1/25/2012	4,000,000
7,073,000		Charlotte, NC, 0.25% CP (Bank of America N.A. LIQ), Mandatory Tender 1/17/2012	7,073,000
4,000,000		Charlotte, NC, 0.38% CP (Bank of America N.A. LIQ), Mandatory Tender 11/14/2011	4,000,000
1,080,000		Durham County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Research Triangle Institute)/(SunTrust Bank LOC), 0.350%, 10/6/2011	1,080,000
3,140,000		McDowell County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co. LOC), 0.150%, 10/6/2011	3,140,000
1,600,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.210%, 10/5/2011	1,600,000
670,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.210%, 10/5/2011	670,000
5,515,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 0.210%, 10/6/2011	5,515,000
2,045,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.150%, 10/6/2011	2,045,000
Semi-Annual Shareholder Report

Principal Amount			Value
$5,520,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.150%, 10/6/2011	5,520,000
6,920,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Guilford College)/(Branch Banking & Trust Co. LOC), 0.150%, 10/6/2011	6,920,000
1,000,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.150%, 10/6/2011	1,000,000
2,605,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Summit School, Inc.)/(Branch Banking & Trust Co. LOC), 0.150%, 10/6/2011	2,605,000
6,825,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.150%, 10/6/2011	6,825,000
5,520,000	[2,3]	North Carolina Capital Facilities Finance Agency, Stage Trust (Series 2010-14C) Weekly VRDNs (Duke Energy Corp.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.170%, 10/6/2011	5,520,000
2,415,000		North Carolina Educational Facilities Finance Agency, (Series 1999A) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 0.210%, 10/6/2011	2,415,000
9,070,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Charlotte Country Day School)/(Bank of America N.A. LOC), 0.260%, 10/6/2011	9,070,000
5,980,000		North Carolina Medical Care Commission, (Moses H. Cone Memorial), 7 Month Windows (Series 2011B), 0.280%, 10/6/2011	5,980,000
6,800,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.150%, 10/6/2011	6,800,000
5,475,000		North Carolina Medical Care Commission, (Series 2009) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 10/6/2011	5,475,000
500,000		North Carolina State, Public Improvement Bonds (Series 2002E) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.250%, 10/5/2011	500,000
34,025,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (RBC Bank (USA) LIQ), 0.200%, 10/5/2011	34,025,000
6,370,000		Raleigh, NC, (Series 2009), 0.260%, 10/6/2011	6,370,000
4,750,000	[2,3]	University of North Carolina at Chapel Hill, ROCs (Series 12234) Weekly VRDNs (Citibank NA, New York LIQ), 0.160%, 10/6/2011	4,750,000
		TOTAL	132,898,000
		Ohio – 3.2%
5,900,000		Cuyahoga County, OH, (Series 2008A) Weekly VRDNs (Berea Children's Home)/(Key Bank, N.A. LOC), 0.340%, 10/6/2011	5,900,000
Semi-Annual Shareholder Report

Principal Amount			Value
$7,250,000		Delaware County, OH Healthcare Facilities, (Series 2007B) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 0.340%, 10/7/2011	7,250,000
42,300,000		Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.280%, 10/3/2011	42,300,000
35,000,000		Ohio HFA, (Series J) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.210%, 10/5/2011	35,000,000
14,380,000	[2,3]	Ohio State Higher Educational Facility Commission, Clipper Floater Certificates (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.160%, 10/6/2011	14,380,000
9,300,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 0.350%, 10/6/2011	9,300,000
4,725,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.420%, 10/6/2011	4,725,000
5,600,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 0.420%, 10/6/2011	5,600,000
		TOTAL	124,455,000
		Oklahoma – 0.5%
19,200,000		Oklahoma Development Finance Authority, (Series 2003) Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 0.150%, 10/5/2011	19,200,000
		Pennsylvania – 3.5%
29,900,000		Delaware Valley, PA Regional Finance Authority, (Series 1985B) Weekly VRDNs (Bayerische Landesbank LOC), 0.280%, 10/5/2011	29,900,000
13,400,000		Delaware Valley, PA Regional Finance Authority, (Series 1985C) Weekly VRDNs (Bayerische Landesbank LOC), 0.280%, 10/5/2011	13,400,000
16,500,000		Delaware Valley, PA Regional Finance Authority, Mode 1 (Series 1986) Weekly VRDNs (Bayerische Landesbank LOC), 0.230%, 10/5/2011	16,500,000
1,600,000		New Castle, PA Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson Memorial Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.200%, 10/5/2011	1,600,000
7,000,000	[2,3]	Nuveen Pennsylvania Investment Quality Municipal Fund, (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.300%, 10/6/2011	7,000,000
22,000,000	[2,3]	Nuveen Pennsylvania Premium Income Municipal Fund 2, (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.300%, 10/6/2011	22,000,000
300,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC), 0.220%, 10/6/2011	300,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.230%, 10/5/2011	3,000,000
Semi-Annual Shareholder Report

Principal Amount		Value
$23,865,000	Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.250%, 10/3/2011	23,865,000
3,850,000	Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 0.160%, 10/6/2011	3,850,000
12,000,000	Pittsburgh, PA Water & Sewer Authority, (Series B-2 of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.150%, 10/6/2011	12,000,000
	TOTAL	133,415,000
	Rhode Island – 0.1%
3,165,000	Rhode Island State Health and Educational Building Corp., (Series 2008B) Weekly VRDNs (Care New England)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 10/6/2011	3,165,000
	South Carolina – 0.5%
7,700,000	Rock Hill, SC Utility System, Combined Utility System Revenue Bonds (Series 2003-B) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.280%, 10/5/2011	7,700,000
9,000,000	South Carolina Association of Governmental Organizations (SCAGO), (Series A), 1.50% TANs, 4/13/2012	9,060,603
2,275,000	South Carolina Education Facilities Authority Weekly VRDNs (Newberry College)/(Branch Banking & Trust Co. LOC), 0.150%, 10/6/2011	2,275,000
	TOTAL	19,035,603
	South Dakota – 0.0%
1,000,000	South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.330%, 10/6/2011	1,000,000
	Tennessee – 1.6%
1,300,000	Chattanooga, TN IDB, (Series 1997) Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 0.370%, 10/5/2011	1,300,000
13,000,000	Memphis-Shelby County, TN Industrial Development Board, (Series 1999) Weekly VRDNs (UT Medical Group, Inc.)/(SunTrust Bank LOC), 0.390%, 10/6/2011	13,000,000
15,000,000	Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), (Series 2001B-1), 0.250%, 10/6/2011	15,000,000
12,700,000	Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.230%, 10/5/2011	12,700,000
21,300,000	Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs (Sevier County, TN)/(Bank of America N.A. LOC), 0.260%, 10/5/2011	21,300,000
	TOTAL	63,300,000
Semi-Annual Shareholder Report

Principal Amount			Value
		Texas – 8.7%
$19,550,000		Austin, TX Airport System, (Series 2005-2) Weekly VRDNs (Austin, TX)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 10/6/2011	19,550,000
995,000		Austin, TX Airport System, (Series 2005-3) Weekly VRDNs (Austin, TX)/(KBC Bank N.V. LOC), 0.190%, 10/6/2011	995,000
69,305,000		Austin, TX Water and Wastewater System, (Series 2004) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(GTD by Landesbank Baden-Wurttemberg LIQ), 0.330%, 10/6/2011	69,305,000
14,500,000		Brazos Harbor, TX IDC, (Series 2003) Weekly VRDNs (ConocoPhillips), 0.150%, 10/5/2011	14,500,000
3,800,000		Brazos Harbor, TX IDC, (Series 2007A) Weekly VRDNs (American Rice, Inc.)/(HSBC Bank USA LOC), 0.150%, 10/5/2011	3,800,000
20,300,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.250%, 10/6/2011	20,300,000
5,390,000		Denver City, TX ISD, (Series 2011) Bonds (GTD by Texas PSFG Program), 0.000%, 2/15/2012	5,376,386
4,705,000	[2,3]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.180%, 10/6/2011	4,705,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001) Weekly VRDNs (American Acryl LP)/(Credit Agricole Corporate and Investment Bank LOC), 0.310%, 10/6/2011	25,000,000
12,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.200%, 10/6/2011	12,000,000
13,665,000	[2,3]	Harris County, TX, Stage Trust (Series 2009-71C), 0.38% TOBs (Wells Fargo & Co. LIQ), Optional Tender 10/20/2011	13,665,000
9,000,000		Port Arthur Navigation District, TX IDC, (Series 2000) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.150%, 10/5/2011	9,000,000
10,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.170%, 10/5/2011	10,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.170%, 10/5/2011	21,000,000
29,690,000	[2,3]	San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997-SG-104) Weekly VRDNs (Societe Generale, Paris LIQ)/(United States Treasury PRF), 0.510%, 10/6/2011	29,690,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(FNMA LOC), 0.210%, 10/6/2011	15,000,000
50,000,000		Texas State, (Series 2011A), 2.50% TRANs, 8/30/2012	51,021,322
Semi-Annual Shareholder Report

Principal Amount			Value
$10,000,000	[2,3]	University of North Texas, TX, Municipal Securities Trust Receipts (Series 2003-SGA-146) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.450%, 10/5/2011	10,000,000
		TOTAL	334,907,708
		Utah – 0.6%
12,100,000		Emery County, UT, PCRRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 0.500%, 10/5/2011	12,100,000
12,000,000		St. George, UT IDRB, (Series 2010) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.250%, 10/6/2011	12,000,000
		TOTAL	24,100,000
		Vermont – 0.3%
11,055,000		Vermont EDA, (Series 2008A) Weekly VRDNs (Green Mountain College)/(Key Bank, N.A. LOC), 0.260%, 10/6/2011	11,055,000
		Virginia – 0.5%
11,705,000		Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Thomas Jefferson Foundation, Inc.)/(SunTrust Bank LOC), 0.370%, 10/5/2011	11,705,000
1,150,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.32% CP (Virginia Electric & Power Co.), Mandatory Tender 10/6/2011	1,150,000
3,300,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 10/6/2011	3,300,000
965,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.150%, 10/6/2011	965,000
645,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 0.370%, 10/5/2011	645,000
		TOTAL	17,765,000
		Washington – 0.7%
2,285,000		Everett, WA Weekly VRDNs (Bank of America N.A. LOC), 0.230%, 10/6/2011	2,285,000
5,335,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(Union Bank, N.A. LOC), 0.200%, 10/5/2011	5,335,000
7,280,000		Washington State EDFA, (Series 2009) Weekly VRDNs (CleanScapes, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.320%, 10/5/2011	7,280,000
5,720,000		Washington State Housing Finance Commission, (Series 2005 B) Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 0.260%, 10/6/2011	5,720,000
5,725,000		Washington State Housing Finance Commission, (Series 2005A) Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 0.260%, 10/6/2011	5,725,000
		TOTAL	26,345,000
		West Virginia – 1.2%
14,500,000		Grant County, WV County Commission, PCRB (Series 1994), 0.55% CP (Virginia Electric & Power Co.), Mandatory Tender 11/3/2011	14,500,000
Semi-Annual Shareholder Report

Principal Amount			Value
$30,505,000		West Virginia State Hospital Finance Authority, (Series 2006) Weekly VRDNs (Pallottine Health Services, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.400%, 10/6/2011	30,505,000
		TOTAL	45,005,000
		Wisconsin – 0.6%
2,650,000		Combined Locks, WI PCRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.410%, 10/6/2011	2,650,000
9,655,000		University of Wisconsin Hospital and Clinics Authority, (Series 2009B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.120%, 10/6/2011	9,655,000
11,775,000	[2,3]	Wisconsin State HEFA, Stage Trust (Series 2008-43C), 0.23% TOBs (Medical College of Wisconsin, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 1/26/2012	11,775,000
		TOTAL	24,080,000
		Wyoming – 0.5%
8,840,000		Cheyenne, WY Revenue Bonds, (Series 2007) Weekly VRDNs (St. Mary's School)/(Key Bank, N.A. LOC), 0.340%, 10/6/2011	8,840,000
1,000,000		Lincoln County, WY, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.150%, 10/5/2011	1,000,000
10,000,000		Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.180%, 10/5/2011	10,000,000
		TOTAL	19,840,000
		TOTAL SHORT-TERM MUNICIPALS — 98.8% (AT AMORTIZED COST)[4]	3,794,341,330
		OTHER ASSETS AND LIABILITIES - NET — 1.2%[5]	45,845,992
		TOTAL NET ASSETS — 100%	$3,840,187,322

Securities that are subject to the federal alternative minimum tax (AMT) represent 19.6% of the portfolio as calculated based upon total market value.

1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2011, these restricted securities amounted to $823,245,000, which represented 21.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2011, these liquid restricted securities amounted to $823,245,000, which represented 21.4% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by
Semi-Annual Shareholder Report

Moody's Investors Service or F-1+ or F-1 by Fitch Ratings, are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At September 30, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.1%	2.9%

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CCD	— Community College District
CDA	— Community Development Authority
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IDRB	— Industrial Development Revenue Bond
IFA	— Industrial Finance Authority
INS	— Insured
ISD	— Independent School District
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
MVRENs	— Municipal Variable Rate Exchangeable Notes
PCFA	— Pollution Control Finance Authority
PCRB(s)	— Pollution Control Revenue Bond(s)
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PRF	— Prerefunded
PSFG	— Permanent School Fund Guarantee
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Investment Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2011	Year Ended March 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.014	0.028	0.029
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.014	0.028	0.029
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.014)	(0.028)	(0.029)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.001)	(0.014)	(0.028)	(0.029)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.12%	1.41%	2.81%	2.89%
Ratios to Average Net Assets:
Net expenses	0.39%[3]	0.41%[4]	0.59%	0.76%[4]	0.75%	0.76%
Net investment income	0.01%[3]	0.01%	0.12%	1.32%	2.76%	2.86%
Expense waiver/reimbursement[5]	0.43%[3]	0.40%	0.24%	0.06%	0.06%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,668,498	$3,765,578	$4,099,821	$4,241,243	$3,151,612	$2,670,031
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the years ended March 31, 2011 and March 31, 2009 are 0.41% and 0.76%, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2011	Year Ended March 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.002	0.015	0.029	0.030
Net realized gain on investments	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.002	0.015	0.029	0.030
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.002)	(0.015)	(0.029)	(0.030)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.002)	(0.015)	(0.029)	(0.030)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.19%	1.56%	2.96%	3.06%
Ratios to Average Net Assets:
Net expenses	0.38%[3]	0.41%[4]	0.53%	0.61%[4]	0.59%	0.59%
Net investment income	0.01%[3]	0.01%	0.22%	1.51%	2.86%	3.01%
Expense waiver/reimbursement[5]	0.47%[3]	0.44%	0.33%	0.26%	0.26%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$171,690	$158,840	$231,363	$342,531	$265,149	$222,721
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the years ended March 31, 2011 and March 31, 2009 are 0.41% and 0.61%, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

September 30, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$3,794,341,330
Cash		15,884,645
Income receivable		3,118,296
Receivable for investments sold		6,008,889
Receivable for shares sold		43,033,907
TOTAL ASSETS		3,862,387,067
Liabilities:
Payable for investments purchased	$15,002,010
Payable for shares redeemed	6,526,392
Income distribution payable	10,124
Payable for investment adviser fee (Note 4)	19,996
Payable for Directors'/Trustees' fees	969
Payable for shareholder services fee (Note 4)	180,283
Accrued expenses	459,971
TOTAL LIABILITIES		22,199,745
Net assets for 3,840,175,166 shares outstanding		$3,840,187,322
Net Assets Consist of:
Paid-in capital		$3,840,126,016
Accumulated net realized gain on investments		64,517
Distributions in excess of net investment income		(3,211)
TOTAL NET ASSETS		$3,840,187,322
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$3,668,497,695 ÷ 3,668,302,761 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$171,689,627 ÷ 171,872,405 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended September 30, 2011 (unaudited)

Investment Income:
Interest			$7,639,190
Expenses:
Investment adviser fee (Note 4)		$9,667,157
Administrative fee (Note 4)		1,510,010
Custodian fees		63,938
Transfer and dividend disbursing agent fees and expenses (Note 2)		1,309,177
Directors'/Trustees' fees		14,244
Auditing fees		10,050
Legal fees		7,730
Portfolio accounting fees		86,780
Shareholder services fee (Note 4)		2,937,180
Account administration fee (Note 2)		12,956
Share registration costs		79,469
Printing and postage		59,149
Insurance premiums		6,188
Miscellaneous		9,497
TOTAL EXPENSES		15,773,525
Waivers and Reimbursements
Waiver of investment adviser fee (Note 4)	$(4,137,423)
Waiver of administrative fee (Note 4)	(38,669)
Waiver of shareholder services fee (Note 4)	(2,392,368)
Reimbursement of shareholder services fee (Note 4)	(544,812)
Reimbursement of account administration fee (Note 2)	(12,956)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2) and (Note 4)	(1,188,414)
TOTAL WAIVERS AND REIMBURSEMENTS		$(8,314,642)
Net expenses			$7,458,883
Net investment income			180,307
Net realized gain on investments			37,824
Change in net assets resulting from operations			$218,131

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2011	Year Ended 3/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$180,307	$383,526
Net realized gain on investments	37,824	37,231
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	218,131	420,757
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(174,611)	(365,506)
Service Shares	(8,324)	(15,953)
Distributions from net realized gain on investments
Investment Shares	—	(38,995)
Service Shares	—	(1,655)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(182,935)	(422,109)
Share Transactions:
Proceeds from sale of shares	5,249,996,265	11,147,679,453
Net asset value of shares issued to shareholders in payment of distributions declared	175,723	368,962
Cost of shares redeemed	(5,334,437,017)	(11,554,814,427)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(84,265,029)	(406,766,012)
Change in net assets	(84,229,833)	(406,767,364)
Net Assets:
Beginning of period	3,924,417,155	4,331,184,519
End of period (including distributions in excess of net investment income of $(3,211) and $(583), respectively)	$3,840,187,322	$3,924,417,155

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

September 30, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Tax-Free Money Market Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Investment Shares and Service Shares (formerly, Institutional Service Shares). All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income exempt from federal income tax consistent with stability of principal. At least 80% of the annual interest income that the Fund distributes will be exempt from federal income tax, including the federal AMT for individuals and corporations. Interest income from the Fund's investments may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Investment Shares and Service Shares may bear shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended September 30, 2011, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:

	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred	Account Administration Fees Reimbursed
Investment Shares	$1,303,957	$(1,188,414)	$ —	$ —
Service Shares	5,220	—	12,956	(12,956)
TOTAL	$1,309,177	$(1,188,414)	$12,956	$(12,956)

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Semi-Annual Shareholder Report

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 9/30/2011		Year Ended 3/31/2011
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	4,959,041,178	$4,959,041,178	10,547,869,798	$10,547,869,798
Shares issued to shareholders in payment of distributions declared	173,238	173,238	363,066	363,066
Shares redeemed	(5,056,328,316)	(5,056,328,316)	(10,882,476,313)	(10,882,476,313)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(97,113,900)	$(97,113,900)	(334,243,449)	$(334,243,449)
	Six Months Ended 9/30/2011		Year Ended 3/31/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	290,955,087	$290,955,087	599,809,655	$599,809,655
Shares issued to shareholders in payment of distributions declared	2,485	2,485	5,896	5,896
Shares redeemed	(278,108,701)	(278,108,701)	(672,338,114)	(672,338,114)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	12,848,871	$12,848,871	(72,522,563)	$(72,522,563)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(84,265,029)	$(84,265,029)	(406,766,012)	$(406,766,012)
Semi-Annual Shareholder Report

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Passport Research, Ltd. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2011, the Adviser voluntarily waived $4,137,423 of its fee. In addition, an affiliate of the Adviser reimbursed $1,188,414 of transfer and dividend disbursing agent fees and expenses.

Adviser's Background

The Adviser is a Pennsylvania limited partnership organized in 1981. Federated Investment Management Company (FIMCO) is the general partner of the Adviser and has a 50.5% interest in the Adviser. FIMCO is owned by Federated Investors, Inc. Edward D. Jones & Co., L.P. doing business as Edward Jones, is the limited partner of the Adviser and has a 49.5% interest in the Adviser. For the six months ended September 30, 2011, FIMCO received approximately 56% of the Adviser's net revenues from the Fund, while Edward Jones received approximately 44%. This allocation may vary depending upon total assets in the Fund or other factors.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $38,669 of its fee.

Semi-Annual Shareholder Report

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Investment Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $2,091 of Service Fees for the six months ended September 30, 2011. FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This voluntary waiver can be modified or terminated at any time. For the six months ended September 30, 2011, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Investment Shares	$2,740,990	$(474,010)	$(2,266,980)
Service Shares	196,190	(70,802)	(125,388)
TOTAL	$2,937,180	$(544,812)	$(2,392,368)

For the six months ended September 30, 2011, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended September 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,557,440,000 and $1,372,925,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2011, there were no outstanding loans. During the six months ended September 30, 2011, the Fund did not utilize the LOC.

Semi-Annual Shareholder Report

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2011, there were no outstanding loans. During the six months ended September 30, 2011, the program was not utilized.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes, net assets and results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/2011	Ending Account Value 9/30/2011	Expenses Paid During Period[1,2]
Actual:
Investment Shares	$1,000	$1,000.10	$1.95
Service Shares	$1,000	$1,000.10	$1.90
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,023.05	$1.97
Service Shares	$1,000	$1,023.10	$1.92
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Investment Shares	0.39%
Service Shares	0.38%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Investment Shares and Service Shares current annualized expense ratios of 0.78% and 0.61%, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.90 and $3.05 and $3.94 and $3.08, respectively.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

Tax-Free Money Market Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are Semi-Annual Shareholder Report reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Tax-Free Money Market Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N195
Cusip 60934N187

8110107 (11/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date November 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 17, 2011

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date November 17, 2011